10. DERIVATIVE LIABILITY - WARRANTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investor Warrants
Implied starting stock price	$ 0.42	$ 0.42
Volatility	55.00%	55.00%
Drift	0.75%	0.75%
Exercise price	$ 0.75	$ 0.75
Minimum exercise price	$ 0.01	$ 0.01
Warrant shares	3,472,720	3,098,736
Event date	September 30, 2014	September 30, 2014
Maturity	December 5, 2016	December 5, 2016
Shares outstanding	34,642,720	34,268,736
Broker Warrants
Implied starting stock price	$ 0.39	$ 0.42
Volatility	55.00%	55.00%
Drift	0.75%	0.75%
Exercise price	$ 0.5	$ 0.5
Minimum exercise price	$ 0.01	$ 0.01
Warrant shares	93,000	77,500
Event date	September 30, 2014	September 30, 2014
Maturity	December 5, 2016	December 5, 2016
Shares outstanding	34,642,720	34,268,736